Vanguard Intermediate-Term Corporate Bond Index Fund Annual Fund Operating Expenses - Institutional Prospectus [Member] - Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares	Feb. 02, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%	[1]

[1]	The expense information shown in the table has been restated to reflect current fees.